LICENSING AND ENDORSEMENT AGREEMENT (Narrative) (Details)		12 Months Ended
	Oct. 04, 2016 CAD ($) Share	Aug. 31, 2019 CAD ($) Share	Aug. 31, 2018 CAD ($) Share
Licensing And Endorsement Agreement [Line Items]
Number of share option issued | Share		3,589,500	2,056,648
Licensing And Endorsement Agreement [Member]
Licensing And Endorsement Agreement [Line Items]
Number of share option issued | Share		350,000
Strike price of stock option granted		$ 1.52
Royalty payment percentage		4.00%
Amortized to share-based compensation		$ 51,000	$ 155,000
Current portion of cash payment and stock options fee		51,000	51,000
Prepaid expense and long-term portion fee		55,000	106,000
Licensing And Endorsement Agreement [Member] | Swear Net Inc. (the Trailer Park Boys "TPB") [Member]
Licensing And Endorsement Agreement [Line Items]
Paid in cash for services	$ 100,000
Number of share option issued | Share	150,000
Strike price of stock option granted	$ 1.52
Amortized to share-based compensation		99,000	120,000
Amortized to selling and marketing expenses		32,000
Current portion of cash payment and stock options fee		89,000	122,000
Long-term portion of cash payment and stock options fee		$ 24,000	$ 46,000